SEGMENT	6 Months Ended
Jun. 30, 2025
SEGMENT
SEGMENT

13.SEGMENT

The Group’s chief operating decision maker (“CODM”) has been identified as the chief executive officer. The Group has two operating segments which are legacy Huazhu and legacy DH according to the way management intends to evaluate results and allocate resources within the Group. In identifying its reportable segments, the Group assesses the nature of operating segments and evaluates the operating results of each reporting segment. Both operating segments meet the quantitative thresholds and should be considered as two reportable segments. The CODM uses revenue and Adjusted EBITDA to evaluate the trends of the segments over time and monitor budget-to-actual variances to assess the performance and determine how to allocate capital resources. Adjusted EBITDA is defined as net income attributable to H World Group Limited excluding income tax expense (benefit), interest expense, interest income, depreciation and amortization, share-based compensation expenses, gain (loss) from fair value changes of equity securities, foreign exchange gain (loss) and gain (loss) on disposal of investments. Significant segment expenses include adjusted hotel operating costs, adjusted selling and marketing expenses, adjusted general and administrative expenses, all of which exclude depreciation and amortization and share-based compensation expenses. The CODM does not use assets by operating segment when assessing performance or making operating segment resource allocations.

The following table provides a summary of the Group’s operating segment results and reconciliation of Adjusted EBITDA to net income attributable to H World Group Limited for the six months ended June 30, 2024 and 2025.

	Six Months Ended June 30,
	2024				2025
	Legacy	Legacy			Legacy	Legacy
	Huazhu	DH	Elimination	Total	Huazhu	DH	Elimination	Total
Leased and owned hotels	4,507	2,273	—	6,780	4,043	2,147	—	6,190
Manachised and franchised hotels	4,347	55	(5)	4,397	5,301	72	(9)	5,364
Others	222	30	(3)	249	244	23	—	267
Total revenues	9,076	2,358	(8)	11,426	9,588	2,242	(9)	11,821
Adjusted hotel operating costs	(4,816)	(1,838)			(4,998)	(1,754)
Adjusted selling and marketing expenses	(348)	(227)			(308)	(240)
Adjusted general and administrative expenses	(693)	(227)			(722)	(185)
Other segment items (primarily include other operating income, net)	175	1			103	40
Adjusted EBITDA	3,394	67	(0)	3,461	3,663	103	0	3,766
Interest income				107				101
Interest expense				(167)				(165)
Income tax expense				(702)				(942)
Depreciation and amortization				(674)				(636)
Share-based compensation				(170)				(247)
Loss from fair value changes of equity securities, net				(13)				(13)
Foreign exchange (loss) gain, net				(116)				574
Net income attributable to H World Group Limited				1,726				2,438

The following tables represent revenues and property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill by geographical region.

Revenues:	Six Months Ended June 30,
	2024	2025
China	9,056	9,568
Germany	1,691	1,596
All others	679	657
Total	11,426	11,821

Property and equipment, net, intangible assets, net, right-of-use assets, land use rights, net and goodwill:

	As of
	December 31,	June 30,
	2024	2025
China	27,461	26,611
Germany	11,940	13,172
All others	3,716	4,064
Total	43,117	43,847

Other than China and Germany, there were no countries that individually represented more than 10% of the total revenue for the six months ended June 30, 2024 and 2025.